UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21423

                             The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

Third Quarter Report — September 30, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 6.4%, compared with a total return of 5.2% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 4.4%. The Fund’s NAV per share was $22.28, while the price of the publicly traded shares closed at $19.88 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	6.37%	26.05%	17.57%	11.57%	7.99%
Investment Total Return (c)	4.35	23.79	19.21	15.30	7.16
S&P 500 Index	5.24	19.34	16.27	10.02	7.00
Dow Jones Industrial Average	2.09	15.51	14.86	9.89	7.24(d)
Nasdaq Composite Index	11.18	22.83	18.25	13.82	8.06
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2013 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 91.5%
	Aerospace — 2.3%
138,000	Exelis Inc.	$ 2,167,980
32,000	Kaman Corp.	1,211,520
110,000	Rockwell Automation Inc.	11,763,400
1,344,000	Rolls-Royce Holdings plc	24,195,048
115,000	The Boeing Co.	13,512,500

		52,850,448

	Agriculture — 0.2%
100,000	Archer Daniels Midland Co.	3,684,000

	Automotive — 1.1%
350,000	Ford Motor Co.	5,904,500
122,000	General Motors Co.†	4,388,340
289,000	Navistar International Corp.†	10,542,720
83,000	PACCAR Inc.	4,619,780

		25,455,340

	Automotive: Parts and Accessories — 1.6%
398,000	Genuine Parts Co.	32,194,220
103,000	Johnson Controls Inc.	4,274,500
6,000	O’Reilly Automotive Inc.†	765,540

		37,234,260

	Aviation: Parts and Services — 0.0%
100	B/E Aerospace Inc.†	7,382

	Broadcasting — 0.1%
4,000	CBS Corp., Cl. B, Non-Voting	220,640
8,000	Liberty Media Corp., Cl. A†	1,177,200

		1,397,840

	Building and Construction — 0.2%
80,000	Fortune Brands Home & Security Inc.	3,330,400
110,036	Layne Christensen Co.†	2,196,319

		5,526,719

	Business Services — 1.0%
100,000	ACCO Brands Corp.†	664,000
145,000	Diebold Inc.	4,257,200
94,175	Fly Leasing Ltd., ADR	1,307,149
55,000	Macquarie Infrastructure Co. LLC	2,944,700
19,000	MasterCard Inc., Cl. A	12,782,820
31,000	The Brink’s Co.	877,300
25,000	Thomson Reuters Corp.	875,250

		23,708,419

	Cable and Satellite — 2.2%
70,000	AMC Networks Inc., Cl. A†	4,793,600
446,019	Cablevision Systems Corp., Cl. A	7,510,960
15,000	Cogeco Inc.	669,870
80,000	Comcast Corp., Cl. A, Special	3,469,600
100,000	DIRECTV†	5,975,000
200,000	DISH Network Corp., Cl. A	9,002,000

		Market
Shares		Value

53,000	EchoStar Corp., Cl. A†	$ 2,328,820
35,000	Intelsat SA†	840,000
46,032	Liberty Global plc, Cl. A†	3,652,639
50,771	Liberty Global plc, Cl. C†	3,829,657
174,000	Rogers Communications Inc., Cl. B	7,483,740
13,000	Time Warner Cable Inc.	1,450,800

		51,006,686

	Communications Equipment — 0.3%
10,000	Cisco Systems Inc.	234,200
384,000	Corning Inc.	5,602,560

		5,836,760

	Computer Hardware — 0.5%
23,500	Apple Inc.	11,203,625
10,000	SanDisk Corp.	595,100

		11,798,725

	Computer Software and Services — 1.0%
25,000	Blucora Inc.†	574,500
60,000	EarthLink Inc.	297,000
4,000	eBay Inc.†	223,160
10,000	Google Inc., Cl. A†	8,759,100
10,000	Internap Network Services Corp.†	69,500
50,000	MedAssets Inc.†	1,271,000
210,000	Microsoft Corp.	6,995,100
20,000	RealD Inc.†	140,000
153,000	Yahoo! Inc.†	5,073,480

		23,402,840

	Consumer Products — 3.1%
15,000	Altria Group Inc.	515,250
321,600	Avon Products Inc.	6,624,960
5,000	Church & Dwight Co. Inc.	300,250
72,000	Coty Inc., Cl. A†	1,167,120
40,000	Hanesbrands Inc.	2,492,400
71,000	Harman International Industries Inc.	4,702,330
57,000	Kimberly-Clark Corp.	5,370,540
32,000	Philip Morris International Inc.	2,770,880
855,000	Swedish Match AB	30,173,184
145,000	The Procter & Gamble Co.	10,960,550
75,000	Tupperware Brands Corp.	6,477,750

		71,555,214

	Consumer Services — 0.4%
65,000	Liberty Interactive Corp., Cl. A†	1,525,550
3,500	Liberty Ventures, Cl. A†	308,595
208,500	The ADT Corp.	8,477,610

		10,311,755

	Diversified Industrial — 3.7%
92,000	Bouygues SA	3,357,369
89,000	Eaton Corp. plc	6,126,760
842,000	General Electric Co.	20,115,380

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
347,000	Honeywell International Inc.	$ 28,814,880
56,000	ITT Corp.	2,013,200
3,000	Mohawk Industries Inc.†	390,750
71,000	Owens-Illinois Inc.†.	2,131,420
38,000	Pentair Ltd.	2,467,720
5,500	Sulzer AG	851,440
20,000	Texas Industries Inc.†	1,326,200
252,000	Textron Inc.	6,957,720
337,000	Tyco International Ltd.	11,788,260

		86,341,099

	Electronics — 1.2%
40,000	Emerson Electric Co.	2,588,000
559,900	Intel Corp.	12,832,908
256,000	Sony Corp., ADR	5,509,120
73,000	TE Connectivity Ltd.	3,779,940
100,000	Texas Instruments Inc.	4,027,000

		28,736,968

	Energy and Utilities: Electric — 2.1%
35,000	ALLETE Inc.	1,690,500
93,000	American Electric Power Co. Inc.	4,031,550
25,000	Edison International	1,151,500
10,000	El Paso Electric Co.	334,000
177,000	Electric Power Development Co. Ltd.	5,762,246
297,000	Great Plains Energy Inc.	6,593,400
140,000	Integrys Energy Group Inc.	7,824,600
281,230	Northeast Utilities	11,600,737
30,000	NV Energy Inc.	708,300
35,000	Pepco Holdings Inc.	646,100
38,000	Pinnacle West Capital Corp.	2,080,120
95,000	The AES Corp.	1,262,550
25,000	The Southern Co.	1,029,500
63,000	UNS Energy Corp.	2,937,060

		47,652,163

	Energy and Utilities: Integrated — 3.7%
2,000	Alliant Energy Corp.	99,100
40,000	Avista Corp.	1,056,000
34,000	Black Hills Corp.	1,695,240
66,000	Chubu Electric Power Co. Inc.	903,769
390,000	CONSOL Energy Inc.	13,123,500
57,000	Consolidated Edison Inc.	3,142,980
25,000	Dominion Resources Inc.	1,562,000
40,000	Duke Energy Corp.	2,671,200
100,000	Edison SpA†	67,845
24,000	Endesa SA†	625,179
300,000	Enel SpA	1,149,382
43,500	FirstEnergy Corp.	1,585,575
50,000	Hawaiian Electric Industries Inc.	1,255,000
397,000	Hera SpA	800,252

		Market
Shares		Value

48,000	Hokkaido Electric Power Co. Inc.†	$ 646,055
52,000	Hokuriku Electric Power Co.	758,614
75,000	Iberdrola SA, ADR	1,746,000
125,000	Korea Electric Power Corp., ADR†	1,755,000
65,000	Kyushu Electric Power Co. Inc.†	926,446
37,000	MGE Energy Inc.	2,018,350
27,825	Murphy USA Inc.†	1,123,852
29,000	National Grid plc, ADR	1,712,450
157,000	NextEra Energy Inc.	12,585,120
96,000	NiSource Inc.	2,965,440
275,000	OGE Energy Corp.	9,924,750
22,000	Ormat Technologies Inc.	588,940
68,000	Public Service Enterprise Group Inc.	2,239,240
78,000	Shikoku Electric Power Co. Inc.†	1,322,814
86,000	The Chugoku Electric Power Co. Inc.	1,364,871
40,000	The Empire District Electric Co.	866,400
33,000	The Kansai Electric Power Co. Inc.†	423,012
73,000	Tohoku Electric Power Co. Inc.†	895,651
80,000	Vectren Corp.	2,668,000
138,000	Westar Energy Inc.	4,229,700
46,000	Wisconsin Energy Corp.	1,857,480
140,000	Xcel Energy Inc.	3,865,400

		86,220,607

	Energy and Utilities: Natural Gas — 3.0%
16,000	AGL Resources Inc.	736,480
47,000	Delta Natural Gas Co. Inc.	1,038,230
39,372	Energy Transfer Partners LP	2,050,100
12,500	Kinder Morgan Energy Partners LP	997,875
158,374	Kinder Morgan Inc.	5,633,363
357,000	National Fuel Gas Co.	24,547,320
138,000	ONEOK Inc.	7,358,160
129,600	Sempra Energy	11,093,760
17,000	South Jersey Industries Inc.	995,860
101,000	Southwest Gas Corp.	5,050,000
262,000	Spectra Energy Corp.	8,968,260
12,000	The Laclede Group Inc.	540,000

		69,009,408

	Energy and Utilities: Oil — 9.0%
81,000	Anadarko Petroleum Corp.	7,532,190
36,000	Apache Corp.	3,065,040
215,000	BG Group plc, ADR	4,097,900
178,000	BP plc, ADR	7,481,340
69,000	Chesapeake Energy Corp.	1,785,720
169,000	Chevron Corp.	20,533,500
287,700	ConocoPhillips	19,998,027
74,000	Devon Energy Corp.	4,274,240
140,000	Eni SpA, ADR	6,444,200
200,000	Exxon Mobil Corp.	17,208,000
47,000	Hess Corp.	3,634,980
378,400	Marathon Oil Corp.	13,198,592
185,700	Marathon Petroleum Corp.	11,944,224

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
111,300	Murphy Oil Corp.	$ 6,713,616
221,100	Occidental Petroleum Corp.	20,681,694
200	PetroChina Co. Ltd., ADR	21,990
8,000	Petroleo Brasileiro SA, ADR	123,920
252,850	Phillips 66	14,619,787
220,000	Repsol SA, ADR	5,436,200
220,000	Royal Dutch Shell plc, Cl. A, ADR	14,449,600
640,100	Statoil ASA, ADR	14,517,468
150,000	Total SA, ADR	8,688,000

		206,450,228

	Energy and Utilities: Services — 2.9%
115,000	ABB Ltd., ADR	2,712,850
74,000	Cameron International Corp.†	4,319,380
83,000	Diamond Offshore Drilling Inc.	5,172,560
448,600	Halliburton Co.	21,600,090
240,000	Invensys plc	1,934,920
10,000	Noble Corp.	377,700
36,000	Oceaneering International Inc.	2,924,640
76,000	Rowan Companies plc, Cl. A†	2,790,720
115,000	Schlumberger Ltd.	10,161,400
75,000	Transocean Ltd.	3,337,500
749,000	Weatherford International Ltd.†	11,482,170

		66,813,930

	Energy and Utilities: Water — 0.5%
16,000	American States Water Co.	440,960
162,000	American Water Works Co. Inc.	6,687,360
80,000	Aqua America Inc.	1,978,400
34,500	Severn Trent plc	984,677
76,000	SJW Corp.	2,129,520
9,000	The York Water Co.	180,630
6,000	United Utilities Group plc, ADR	134,880

		12,536,427

	Entertainment — 1.9%
8,000	Starz, Cl. A†	225,040
55,000	Take-Two Interactive Software Inc.†	998,800
86,000	The Madison Square Garden Co., Cl. A†	4,994,020
275,000	Time Warner Inc.	18,097,750
136,000	Twenty-First Century Fox Inc., Cl. B	4,542,400
131,000	Viacom Inc., Cl. B	10,948,980
168,000	Vivendi SA	3,864,877
22,000	World Wrestling Entertainment Inc., Cl. A	223,740

		43,895,607

	Environmental Services — 1.1%
170,200	Progressive Waste Solutions Ltd.	4,379,246
195,000	Republic Services Inc.	6,505,200
23,645	Veolia Environnement SA	403,850
5,000	Waste Connections Inc.	227,050

		Market
Shares		Value

310,000	Waste Management Inc.	$ 12,784,400

		24,299,746

	Equipment and Supplies — 1.3%
99,000	CIRCOR International Inc.	6,155,820
48,000	Graco Inc.	3,554,880
70,000	Mueller Industries Inc.	3,896,900
610,000	RPC Inc.	9,436,700
124,000	Sealed Air Corp.	3,371,560
86,000	Tenaris SA, ADR	4,023,080
10,000	Timken Co.	604,000

		31,042,940

	Financial Services — 14.0%
104,000	Aflac Inc.	6,446,960
441,200	American Express Co.	33,319,424
655,000	American International Group Inc.	31,852,650
310,000	Bank of America Corp.	4,278,000
8,000	Berkshire Hathaway Inc., Cl. B†	908,080
21,000	BlackRock Inc.	5,683,020
125,000	Citigroup Inc.	6,063,750
110,000	CME Group Inc.	8,126,800
165,000	Discover Financial Services	8,339,100
101,200	Fidelity National Financial Inc., Cl. A	2,691,920
235,000	First Niagara Financial Group Inc.	2,436,950
50,000	H&R Block Inc.	1,333,000
130,000	Hartford Financial Services Group Inc.	4,045,600
25,000	Hong Kong Exchanges and Clearing Ltd.	400,663
50,000	HSBC Holdings plc, ADR	2,713,000
210,000	Invesco Ltd.	6,699,000
568,000	JPMorgan Chase & Co.	29,359,920
40,000	Kinnevik Investment AB, Cl. B	1,384,848
175,000	KKR Financial Holdings LLC	1,807,750
403,950	Legg Mason Inc.	13,508,088
45,000	M&T Bank Corp.	5,036,400
270,000	Morgan Stanley	7,276,500
36,000	National Australia Bank Ltd., ADR	1,158,840
170,000	New York Community Bancorp Inc.	2,568,700
109,000	Northern Trust Corp.	5,928,510
235,000	SLM Corp.	5,851,500
200,000	State Street Corp.	13,150,000
152,000	T. Rowe Price Group Inc.	10,933,360
736,000	The Bank of New York Mellon Corp.	22,219,840
286,000	The PNC Financial Services Group Inc.	20,720,700
138,000	The Travelers Companies Inc.	11,698,260
130,000	U.S. Bancorp	4,755,400
47,000	W. R. Berkley Corp.	2,014,420
200,000	Waddell & Reed Financial Inc., Cl. A	10,296,000
628,500	Wells Fargo & Co.	25,969,620
20,000	Willis Group Holdings plc	866,600

		321,843,173

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage — 11.4%
242,000	Beam Inc.	$ 15,645,300
5,000	Brown-Forman Corp., Cl. B	340,650
95,000	Campbell Soup Co.	3,867,450
500,000	China Mengniu Dairy Co. Ltd.	2,240,230
188,000	ConAgra Foods Inc.	5,703,920
34,000	Constellation Brands Inc., Cl. A†	1,951,600
300,082	Danone SA	22,587,952
1,700,000	Davide Campari - Milano SpA	14,742,011
10,000	Diageo plc, ADR	1,270,800
279,000	Dr Pepper Snapple Group Inc.	12,504,780
549,000	General Mills Inc.	26,308,080
18,000	Heineken Holding NV	1,138,545
309,000	Hillshire Brands Co.	9,498,660
265,000	ITO EN Ltd.	6,014,701
45,000	Kellogg Co.	2,642,850
375,000	Kikkoman Corp.	6,848,009
216,666	Kraft Foods Group Inc.	11,361,965
793,000	Mondelēz International Inc., Cl. A	24,916,060
150,000	Morinaga Milk Industry Co. Ltd.	473,066
17,000	Nestlé SA	1,188,975
12,000	Nestlé SA, ADR	835,200
168,000	NISSIN FOODS HOLDINGS CO. LTD.	6,887,838
1,610,000	Parmalat SpA	5,392,949
339,450	Parmalat SpA, GDR(a)(b)	1,137,735
219,000	PepsiCo Inc.	17,410,500
62,000	Pernod Ricard SA	7,699,045
19,319	Remy Cointreau SA	2,058,710
46,000	Suntory Beverage & Food Ltd.†	1,551,351
706,000	The Coca-Cola Co.	26,743,280
55,000	The Hershey Co.	5,087,500
30,000	Unilever plc, ADR	1,157,400
337,000	Yakult Honsha Co. Ltd.	16,850,857

		264,057,969

	Health Care — 6.2%
94,000	Abbott Laboratories	3,119,860
50,000	AbbVie Inc.	2,236,500
74,000	Actavis Inc.†	10,656,000
11,655	Aetna Inc.	746,153
20,000	Alere Inc.†	611,400
35,000	AmerisourceBergen Corp.	2,138,500
15,000	Amgen Inc.	1,679,100
236,000	Bristol-Myers Squibb Co.	10,922,080
27,000	Chemed Corp.	1,930,500
10,000	Cigna Corp.	768,600
251,000	Covidien plc	15,295,940
20,000	DaVita HealthCare Partners Inc.†	1,138,000
100,000	Eli Lilly & Co.	5,033,000
12,000	Endo Health Solutions Inc.†	545,280
45,000	Express Scripts Holding Co.†	2,780,100
10,000	Gilead Sciences Inc.†	628,400

		Market
Shares		Value

12,500	Humana Inc.	$ 1,166,625
9,500	ICU Medical Inc.†	645,335
99,000	Johnson & Johnson	8,582,310
13,500	Laboratory Corp. of America Holdings†	1,338,390
100,000	Lexicon Pharmaceuticals Inc.†	237,000
31,875	Mallinckrodt plc†	1,405,369
15,000	McKesson Corp.	1,924,500
26,000	Mead Johnson Nutrition Co.	1,930,760
281,000	Merck & Co. Inc.	13,378,410
40,000	Mylan Inc.†	1,526,800
5,000	Onyx Pharmaceuticals Inc.†	623,350
20,000	Orthofix International NV†	417,200
112,500	Owens & Minor Inc.	3,891,375
94,000	Patterson Companies Inc.	3,778,800
642,303	Pfizer Inc.	18,440,519
50,000	Quality Systems Inc.	1,086,500
45,000	Rochester Medical Corp.†	898,200
75,000	Sanofi, ADR	3,797,250
55,000	St. Jude Medical Inc.	2,950,200
20,000	Stryker Corp.	1,351,800
15,000	Tenet Healthcare Corp.†	617,850
46,000	UnitedHealth Group Inc.	3,294,060
10,000	Zimmer Holdings Inc.	821,400
267,374	Zoetis Inc.	8,320,679

		142,654,095

	Hotels and Gaming — 0.7%
19,000	Accor SA	790,146
120,000	Boyd Gaming Corp.†	1,698,000
800,000	Ladbrokes plc	2,191,355
151,000	Las Vegas Sands Corp.	10,029,420
7,500	Wynn Resorts Ltd.	1,185,075

		15,893,996

	Machinery — 1.0%
689,040	CNH Industrial NV†	8,613,000
90,500	Deere & Co.	7,365,795
13,000	Kennametal Inc.	592,800
225,000	Xylem Inc.	6,284,250

		22,855,845

	Metals and Mining — 1.3%
70,000	Agnico Eagle Mines Ltd.	1,852,900
185,000	Alcoa Inc.	1,502,200
20,000	Alliance Holdings GP LP	1,197,600
8,000	BHP Billiton Ltd., ADR	532,000
30,000	Franco-Nevada Corp.	1,361,002
400,000	Freeport-McMoRan Copper & Gold Inc.	13,232,000
18,000	Labrador Iron Ore Royalty Corp.	543,644
334,000	Newmont Mining Corp.	9,385,400
40,000	Peabody Energy Corp.	690,000

		30,296,746

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Paper and Forest Products — 0.7%
334,000	International Paper Co.	$ 14,963,200

	Publishing — 0.1%
100,000	News Corp., Cl. B†	1,643,000

	Real Estate — 0.0%
14,000	Brookfield Asset Management Inc., Cl. A	523,600

	Retail — 4.1%
10,000	CST Brands Inc.	298,000
346,000	CVS Caremark Corp.	19,635,500
22,000	Hertz Global Holdings Inc.†	487,520
142,000	Ingles Markets Inc., Cl. A	4,079,660
207,000	Lowe’s Companies Inc.	9,855,270
105,000	Macy’s Inc.	4,543,350
44,000	Outerwall Inc.†	2,199,560
70,000	Rush Enterprises Inc., Cl. B†	1,593,900
390,000	Safeway Inc.	12,476,100
270,000	Sally Beauty Holdings Inc.†	7,063,200
110,000	Seven & i Holdings Co. Ltd.	4,006,308
73,000	The Home Depot Inc.	5,537,050
221,000	Walgreen Co.	11,889,800
30,000	Wal-Mart Stores Inc.	2,218,800
146,000	Whole Foods Market Inc.	8,541,000

		94,425,018

	Specialty Chemicals — 1.9%
76,000	Air Products & Chemicals Inc.	8,099,320
54,000	Airgas Inc.	5,726,700
77,000	Ashland Inc.	7,120,960
163,000	E. I. du Pont de Nemours and Co.	9,545,280
505,155	Ferro Corp.†	4,601,962
95,000	Olin Corp.	2,191,650
5,000	Praxair Inc.	601,050
124,000	The Dow Chemical Co.	4,761,600

		42,648,522

	Telecommunications — 4.6%
385,000	AT&T Inc.	13,020,700
225,000	BCE Inc.	9,607,500
39,000	Belgacom SA	1,036,757
40,000	Bell Aliant Inc.(b)	996,504
510,000	Deutsche Telekom AG, ADR	7,446,000
195,000	Hellenic Telecommunications Organization SA, ADR†	1,024,920
44,000	Loral Space & Communications Inc.	2,980,120
50,000	Orange SA, ADR	625,500
160,000	Portugal Telecom SGPS SA	721,015
1	Sprint Corp.†	6
46,184	Telefonica SA, ADR†	714,928
160,000	Telekom Austria AG	1,341,595
25,000	Telenet Group Holding NV	1,244,792

		Market
Shares		Value

128,870	Telephone & Data Systems Inc.	$ 3,808,108
110,000	Telstra Corp. Ltd., ADR	2,550,900
140,000	TELUS Corp.	4,636,800
815,000	Verizon Communications Inc.	38,027,900
40,000	VimpelCom Ltd., ADR	470,000
440,000	Vodafone Group plc, ADR	15,479,200

		105,733,245

	Transportation — 0.6%
255,500	GATX Corp.	12,141,360
18,200	Kansas City Southern	1,990,352

		14,131,712

	Wireless Communications — 0.5%
1,000,000	Cable & Wireless Communications plc	641,574
73,779	Crown Castle International Corp.†	5,388,080
124,000	United States Cellular Corp.	5,645,720

		11,675,374

	TOTAL COMMON STOCKS	2,110,121,006

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A †	197,632

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd. †	0

	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	7,184,640

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750% Cv. Pfd. †	127,687

	Telecommunications — 0.1%
54,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	2,276,100

	TOTAL CONVERTIBLE PREFERRED STOCKS	9,786,059

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
35,000	The Phoenix Companies Inc., 7.450% Pfd.	810,250

	RIGHTS — 0.0%
	Health Care — 0.0%
50,000	Sanofi, CVR, expire 12/31/20†	101,000

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
312,800	Kinder Morgan Inc., expire 05/25/17†	1,554,616

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

		Market
Shares		Value
	WARRANTS (Continued)
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(a)(b)	$437

	TOTAL WARRANTS	1,555,053

Principal Amount
	CORPORATE BONDS — 0.6%
	Aerospace — 0.1%
$ 1,500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	2,712,187

	Diversified Industrial — 0.5%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(b)	9,828,500

	Financial Services — 0.0%
500,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	510,000

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24†	72,562

	TOTAL CORPORATE BONDS	13,123,249

	U.S. GOVERNMENT OBLIGATIONS — 7.4%
171,902,000	U.S. Treasury Bills, 0.010% to 1.000%††, 10/10/13 to 03/27/14	171,895,933

	TOTAL INVESTMENTS — 100.0% (Cost $1,605,041,512)	$2,307,392,550

	Aggregate tax cost	$1,616,859,319

	Gross unrealized appreciation	$732,908,391
	Gross unrealized depreciation	(42,375,160)

	Net unrealized appreciation/depreciation	$690,533,231

(a)	Illiquid security.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the market value of Rule 144A securities amounted to $11,963,176 or 0.52% of total investments. Except as noted in (a), these securities are liquid.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

Cv.	Convertible

CVR	Contingent Value Right

GDR	Global Depositary Receipt

	% of Total	Market
Geographic Diversification	Investments	Value
North America	83.7%	$1,931,041,498
Europe	13.3	306,005,582
Japan	2.6	61,144,727
Asia/Pacific	0.4	8,659,623
Latin America	0.0	541,120
Total Investments	100.0%	$2,307,392,550

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,110,121,006	—	—	$2,110,121,006
Preferred Stocks (a)	810,250	—	—	810,250
Convertible Preferred Stocks:
Building and Construction	—	—	$ 0	0
Financial Services	—	$ 127,687	—	127,687
Other Industries (a)	9,658,372	—	—	9,658,372

Total Convertible Preferred Stocks	9,658,372	127,687	0	9,786,059

Rights (a)	101,000	—	—	101,000
Warrants (a)	1,554,616	—	437	1,555,053
Corporate Bonds	—	13,050,687	72,562	13,123,249
U.S. Government Obligations	—	171,895,933	—	171,895,933

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,122,245,244	$185,074,307	$72,999	$2,307,392,550

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2013, refer to the Schedule of Investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2017	$78,933,099
Capital Loss Carryforward Available through 2018	25,247,050

Total Capital Loss Carryforwards	$104,180,149

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman &	President &
Chief Executive Officer,	Acting Chief Compliance Officer
GAMCO Investors, Inc.
Agnes Mullady
Anthony J. Colavita	Treasurer & Secretary
President,
Anthony J. Colavita, P.C.	Carter W. Austin
Vice President & Ombudsman
James P. Conn Former Managing Director & Chief Investment Officer, Financial Security Assurance Holdings Ltd.
Laurissa M. Martire
Vice President & Ombudsman
David I. Schachter
Vice President

Mario d’Urso	INVESTMENT ADVISER
Former Italian Senator
Gabelli Funds, LLC
Frank J. Fahrenkopf, Jr.	One Corporate Center
Former President &	Rye, New York 10580-1422
Chief Executive Officer,
American Gaming Association	CUSTODIAN

Michael J. Melarkey	State Street Bank and Trust
Partner,	Company
Avansino, Melarkey, Knobel,
Mulligan & McKenzie	COUNSEL

Salvatore M. Salibello, CPA Partner, BDO Seidman, LLP	Skadden, Arps, Slate, Meagher & Flom LLP
TRANSFER AGENT AND
Edward T. Tokar	REGISTRAR
Senior Managing Director,
Beacon Trust Company	Computershare Trust Company, N.A.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GDV Q3/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2013

* Print the name and title of each signing officer under his or her signature.